Share-based payment plans - Narrative (Details) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) tranche	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share-based payment plans | €	€ 33		€ 17		€ 14
Expiration period	10 years
Weighted average share price (in USD per share)		$ 51.21		$ 55.68		$ 42.71
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches for vesting | tranche	3
Vesting period	36 months
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Number of other equity instruments outstanding in share-based payment arrangement | shares		0.1		0.1		0.2
Weighted average grant date fair value (in USD per share)		$ 42.74		$ 43.29		$ 41.77
Grant date fair value – service and performance conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Number of other equity instruments outstanding in share-based payment arrangement | shares		1.8		1.3		1.1
Weighted average grant date fair value (in USD per share)		$ 41.65		$ 43.07		$ 40.45
Weight of EPS performance condition	42.50%
Weight of ROIC performance condition	42.50%
Green house gas emission metric, percentage weighting	15.00%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share-based payment plans | €	€ 3